Other Non-Current Assets - Disclosure of Other Noncurrent Assets (Detail) - AUD ($)		Jun. 30, 2026	Jun. 30, 2025
Other Noncurrent Assets [Abstract]
Prepayments	[1]	$ 0	$ 89,720
Security deposits		51,078	26,916
Other non-current assets		$ 51,078	$ 116,636

[1]	Prepayments are largely in relation to prepaid expenses to organizations involved in the clinical trials.